ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2014	2013
Employees and payroll accruals	$273	$169
Accrued expenses	133	74
Other	21	12
	$427	$255